Cover	Jan. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2026
Entity File Number	001-40456
Entity Registrant Name	Janus International Group, Inc.
Entity Central Index Key	0001839839
Entity Tax Identification Number	86-1476200
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	135 Janus International Blvd.
Entity Address, City or Town	Temple
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30179
City Area Code	866
Local Phone Number	562-2580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	JBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false